STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed balance sheets of the parent company (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 $ / shares	Aug. 12, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 11,442,965	$ 1,567,680	¥ 19,634,716	$ 2,689,945	¥ 19,413,202			¥ 20,446,104
Short-term Investments		41,317,700	5,660,502	34,257,958
Amounts due from subsidiaries and VIEs		379,218	51,953	419,270
Prepayments, receivables and other assets		6,252,700	856,615	4,666,976
Noncurrent assets:
Long-term investments, net		23,790,106	3,259,231	23,570,988
TOTAL ASSETS		133,149,283	18,241,377	120,331,931
Current liabilities
Accrued expenses and other current liabilities		7,268,505	995,782	5,695,948
Amounts due to related parties		391,446	53,628	430,350
TOTAL LIABILITIES		61,701,288	8,453,043	48,130,826
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	461	63	475
Treasury shares		(949,410)	(130,069)	(866,198)
Additional paid-in capital		72,460,562	9,927,056	77,583,054
Accumulated other comprehensive income		609,112	83,448	244,302
Accumulated deficit		(1,723,881)	(236,171)	(5,672,916)
Total shareholders' equity		71,323,816	9,771,322	72,099,824
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		¥ 133,149,283	$ 18,241,377	¥ 120,331,931
Ordinary Shares, par value | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized | shares		25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares, par value | $ / shares			$ 0.00002		$ 0.00002		$ 0.00002	$ 0.00002
Ordinary shares, shares authorized | shares		24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720			24,114,698,720
Ordinary shares, shares issued | shares	[1]	3,479,616,986	3,479,616,986	3,571,960,220	3,571,960,220
Ordinary shares, shares outstanding | shares	[1]	3,337,567,403	3,337,567,403	3,443,860,844	3,443,860,844
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares, par value | $ / shares								$ 0.00002
Ordinary shares, shares authorized | shares		885,301,280	885,301,280	885,301,280	885,301,280			885,301,280
Ordinary shares, shares issued | shares		151,354,549	151,354,549	145,413,446	145,413,446
Ordinary shares, shares outstanding | shares		151,354,549	151,354,549	145,413,446	145,413,446
Parent
Current assets:
Cash and cash equivalents		¥ 40,415		¥ 9,414		¥ 12,818			¥ 55,235
Short-term Investments		1,946,964		537,847
Prepayments, receivables and other assets		7,641		2,003
Noncurrent assets:
Investment in subsidiaries		66,782,487		67,805,473
Net assets of the VIEs		2,744,068		3,061,116
Long-term investments, net		362,992		0
TOTAL ASSETS		73,361,356		73,221,816
Current liabilities
Accrued expenses and other current liabilities		168,079		4,805
TOTAL LIABILITIES		2,037,540		1,121,992
SHAREHOLDERS' EQUITY
Ordinary shares		461		475
Treasury shares		(949,410)		(866,198)
Additional paid-in capital		72,460,562		77,583,054
Accumulated other comprehensive income		609,112		244,302
Accumulated deficit		(796,909)		(4,861,809)
Total shareholders' equity		71,323,816		72,099,824
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		¥ 73,361,356		¥ 73,221,816
Ordinary Shares, par value | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized | shares		25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000
Parent | Affiliated Entity
Current assets:
Amounts due from subsidiaries and VIEs		¥ 1,476,789		¥ 1,805,963
Current liabilities
Amounts due to related parties		¥ 1,869,461		¥ 1,117,187
Parent | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | shares		24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720
Ordinary shares, shares issued | shares		3,479,616,986	3,479,616,986	3,571,960,220	3,571,960,220
Ordinary shares, shares outstanding | shares		3,337,567,403	3,337,567,403	3,443,860,844	3,443,860,844
Parent | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | shares		885,301,280	885,301,280	885,301,280	885,301,280
Ordinary shares, shares issued | shares		145,413,446	145,413,446	151,354,549	151,354,549
Ordinary shares, shares outstanding | shares		145,413,446	145,413,446	151,354,549	151,354,549

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.